Investment in associate (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Schedule of Associate of Company

Details of the associate of the Company at the end of the reporting period is as follow:

Name of associate	Place of constitution and operation	Proportion of ownership interest and voting power held by the Company
SCL Terminal Aérea de Santiago, S. A.	Santiago de Chile, Chile	14.77%

Schedule of Net Results of SCL Comprised

At December 31, 2015, 2016 and 2017, the net results of SCL is comprised as follows:

	2015		2016		2017
Net (loss) profit SCL	Ps.	(92,783)	Ps.	(79,401)	Ps.	19,330
Proportion of ownership interest and voting power held by the Company		14.77%		14.77%		14.77%
Share of (loss) profit of associate.	Ps.	(13,704)	Ps.	(11,728)	Ps.	2,855

Schedule of Investment in Associate

The detail of the investment in the associate as of December 31, 2017 is as follows:

	Balance
Initial investment	Ps.	105,936
Share of loss of associate 2015		(13,704)
Balance at December 31, 2015		92,232
Reimbursements 2016		(58,868)
Share of loss of associate 2016		(11,728)
Balance at December 31, 2016		21,636
Adjustment to the investment SCL		(13,475)
Share of profit of associate 2017		2,855
Balance at December 31, 2017	Ps.	11,016

Schedule of Condensed Statements of Financial Position

Condensed statements of financial position as of December 31, 2015, 2016 and 2017:

	2015		2016		2017
Current assets	Ps.	411,465	Ps.	344,243	Ps.	142,672
Non – current assets		281,943		50,412		—
Total assets		693,408		394,655		142,672
Total liability		193,476		193,554		51,189
Shareholders´ equity	Ps.	499,932	Ps.	201,101	Ps.	91,483

Schedule of Condensed Statement of Comprehensive (Loss) Profit

Condensed statement of comprehensive (loss) profit for the period of nine months ended December 31, 2015 and year ended, 2016 and 2017:

	Nine months ended December 2015		2016		2017
Revenues	Ps.	674,027	Ps.	13,629	Ps.	56,373
Costs, expenses and income taxes		766,810		93,030		37,043
(Loss) Profit of the year	Ps.	(92,783)	Ps.	(79,401)	Ps.	19,330